Acquisition - Additional Information (Detail) - Vital Score [Member] - USD ($) $ / shares in Units, $ in Thousands		10 Months Ended	12 Months Ended
	Dec. 04, 2018	Dec. 04, 2018	Jan. 31, 2019	Jan. 31, 2018
Business Acquisition, Contingent Consideration [Line Items]
Cash consideration	$ 1,540		$ 1,540
Common stock issued	40,327		20,164
Business combination equity vested, percentage	50.00%	50.00%
Percentage of shares to be acquired	50.00%	50.00%
Business acquisition shares value, per shares	$ 8.03	$ 8.03	$ 8.03
Contingent consideration	$ 750	$ 750
Common stock and contingent consideration upon the principals, percentage	50.00%
Business acquisition revenue		100		$ 250
Business acquisition net loss		$ 600		$ 455
Acquired technology and customer relationships [Member]
Business Acquisition, Contingent Consideration [Line Items]
Weighted average amortization period			5 years 9 months 18 days
Acquired technology and customer relationships [Member] | Minimum [Member]
Business Acquisition, Contingent Consideration [Line Items]
Amortization period			5 years
Acquired technology and customer relationships [Member] | Maximum [Member]
Business Acquisition, Contingent Consideration [Line Items]
Amortization period			7 years
Payable upon the closing of the acquisition [Member]
Business Acquisition, Contingent Consideration [Line Items]
Cash consideration	$ 1,190
Payable on the first anniversary [Member]
Business Acquisition, Contingent Consideration [Line Items]
Cash consideration	$ 350